Statement of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	$ (2,600)	$ (2,000)	$ (24,046)	$ (4,000)
Changes in working capital:
Net changes in trade payables and other liabilities	2,600	2,000	24,046	4,000
Net cash provided by (used in) operating activities
Cash flows from financing activities
Issued Capital
Net cash provided by (used in) financing activities
Net change in cash
Cash at the beginning of the period	1	1	1	1
Cash at the end of the period	$ 1	$ 1	$ 1	$ 1